NOTES RECEIVABLE	12 Months Ended
Jun. 30, 2022
NOTES RECEIVABLE
NOTES RECEIVABLE

NOTE 5. NOTES RECEIVABLE

Notes receivable represented the non-interest-bearing commercial bills the Company received from the customers for the purpose of collection of sales amounts, which ranged from three to six months from the date of issuance. As of June 30, 2021 and 2022, notes receivable was ¥6,305,633 and ¥10,828,308 ($1,616,715), respectively. As of June 30, 2021 and 2022, no notes were guaranteed or collateralized. As of the date of this report, 81.4%, or ¥8.8 million ($1.3 million) have been subsequently collected, and the remaining balance is expected to be collected by December 2022.